Equity-accounted investees (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 85,993,000	$ 109,435,000	$ 111,549,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		7,500,000
Investments accounted for using equity method [member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	60,023,000	85,092,000	75,976,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		7,118,000	8,402,000	5,081,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		382,000	(571,000)	(1,177)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax			7,831,000	3,904,000
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	11,505,000	11,609,000	10,821,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		(156,000)	634,000	596,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	1,000	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		(156,000)	635,000	596,000
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1],[2]	0	26,001,000	21,582,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method	[2]	4,031,000	3,912,000	241,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	0	198,000	489,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	[2]	4,031,000	4,110,000	730,000
Ajay North America
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	14,468,000	14,669,000	14,951,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		2,191,000	2,871,000	3,728,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		2,191,000	2,871,000	3,728,000
Ajay Europe SARL
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	7,875,000	7,451,000	7,845,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		1,029,000	1,165,000	1,373,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		756,000	(179,000)	(439,000)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		1,785,000	986,000	934,000
Charlee SQM Thailand Co, Ltd,
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	0	0	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method		0	0	316,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		0	0	316,000
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1],[2]	0	623,000	310,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method	[2]	247,000	354,000	370,000
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	0	(42,000)	(21,000)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	[2]	247,000	312,000	349,000
Kore Potash Ltd
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	26,175,000	24,739,000	20,467,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		(224,000)	(534,000)	(1,543,000)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(374,000)	(549,000)	(1,206,000)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		$ (598,000)	$ (1,083)	$ (2,749,000)

[1]	These investments include adjustments for unrealized results.
[2]	As of December 31, 2020, these investments no longer form part of the group. See Note 8.4 (a).